Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease

Note 18 —Lease

All of the Group’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices and other facilities. As of December 31, 2024 and 2023, the weighted-average remaining lease term on these leases is approximately 1.39 and 1.13 years, respectively and the weighted-average discount rate used to measure the lease liabilities was approximately 3.63% and 2.87%, respectively. The Group’s lease agreements do not contain any residual value guarantees, restrictions or covenants. Cash paid for amounts included in the measurement of operating lease liabilities was approximately $548,000, $599,000 and $561,000 for the years ended December 31, 2024, 2023 and 2022, respectively.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2024	2023
Operating lease right-of-use assets	$205,532	$593,678
Operating lease liabilities	$207,716	$620,920

The following table presents operating lease cost reported in occupancy expenses on the consolidated statements of comprehensive (loss)/income related to the Group’s leases:

	Years ended December 31,
	2024	2023	2022
Operating lease cost	$532,144	$594,228	$699,909

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 to the present value of its operating lease payments:

Years ended December 31,
2025	$157,094
2026	56,542
Thereafter	-
Total undiscounted operating lease payments	213,636
Less: imputed interest	(5,920)
Present value of operating lease liabilities	$207,716